Financial Instruments (Details) - Schedule of financial assets measured at fair value level on recurring basis - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	$ 145,692	$ 113,302
Cash and Cash Equivalents [Member] | Level 1 [Member]
Financial assets
Financial assets	145,692	113,302
Cash and Cash Equivalents [Member] | Level 2 [Member]
Financial assets
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Financial assets
Financial assets
Short-term investments - money market instruments [Member]
Financial assets
Financial assets	53,829	90,455
Short-term investments - money market instruments [Member] | Level 1 [Member]
Financial assets
Financial assets	53,829	90,455
Short-term investments - money market instruments [Member] | Level 2 [Member]
Financial assets
Financial assets
Short-term investments - money market instruments [Member] | Level 3 [Member]
Financial assets
Financial assets
Investments in public companies [Member]
Financial assets
Financial assets	12,314	13,916
Investments in public companies [Member] | Level 1 [Member]
Financial assets
Financial assets	12,314	13,916
Investments in public companies [Member] | Level 2 [Member]
Financial assets
Financial assets
Investments in public companies [Member] | Level 3 [Member]
Financial assets
Financial assets
Investments in private company [Member]
Financial assets
Financial assets	3,226	3,852
Investments in private company [Member] | Level 1 [Member]
Financial assets
Financial assets
Investments in private company [Member] | Level 2 [Member]
Financial assets
Financial assets
Investments in private company [Member] | Level 3 [Member]
Financial assets
Financial assets	$ 3,226	$ 3,852